SUPPLEMENT DATED MARCH 8, 2011
TO THE PROSPECTUS DATED FEBRUARY 1, 2011
OF
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

The prospectus is amended as follows:

I. The "Annual Total Returns" bar chart and the "Average Annual Total Returns" table of the Summary Prospectus "Performance" section beginning on page 7 is updated as follows:

Franklin Strategic Mortgage Portfolio
ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	4.62%
Worst Quarter:	Q4'08	-3.55%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Strategic Mortgage Portfolio	Label	1 Year	5 Years	10 Years
Citigroup Mortgage Index		5.50%	6.37%	5.94%
Class A	Return Before Taxes	6.61%	3.78%	4.57%
Class A After Taxes on Distributions		4.68%	1.78%	2.43%
Class A After Taxes on Distributions and Sales		4.20%	2.02%	2.59%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Supplement Text Block	fsmp_SupplementTextBlock

SUPPLEMENT DATED MARCH 8, 2011
TO THE PROSPECTUS DATED FEBRUARY 1, 2011
OF
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

The prospectus is amended as follows:

I. The "Annual Total Returns" bar chart and the "Average Annual Total Returns" table of the Summary Prospectus "Performance" section beginning on page 7 is updated as follows:

Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Central Index Key	dei_EntityCentralIndexKey	0000893226
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 24, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Franklin Strategic Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3'09	4.62%
Worst Quarter:	Q4'08	-3.55%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Franklin Strategic Mortgage Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	8.37%
Annual Return 2002	rr_AnnualReturn2002	8.85%
Annual Return 2003	rr_AnnualReturn2003	2.88%
Annual Return 2004	rr_AnnualReturn2004	4.53%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	(6.37%)
Annual Return 2009	rr_AnnualReturn2009	10.54%
Annual Return 2010	rr_AnnualReturn2010	11.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Franklin Strategic Mortgage Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Franklin Strategic Mortgage Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Franklin Strategic Mortgage Portfolio | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	6.37%
10 Years	rr_AverageAnnualReturnYear10	5.94%